UNITED STATES SECURITIES AND EXCHANGE COMMISSION
              Washington D.C.  20549


                     Form 13F

                Form 13F Cover Page


Report for the Quarter Ended September 30, 2004


Institutional Investment Manager Filing this Report:


Bank of America Trust Company of Delaware, National Association
2 Greenville Crossing 4001 Kennett Pike, Suite 214
Greenville,  DE  19807

Form 13F File Number:  028-10270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Charles F. Bowman
Senior Vice President
704-387-1297

Signature, Place, and Date of Signing:




/s/ Charles F. Bowman
Charlotte, NC
November 9, 2004

Report Type:

[ ] 13F HOLDINGS REPORT
[x] 13F NOTICE
[ ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:

Form 13F File Number 028-00158
Name: Bank of America Corporation

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